Non-current Assets Held for Sale and Discontinued Operations - Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Total	$ 29,328	$ 53,106
Real estate [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Property, Plant and Equipment	$ 29,328	$ 53,106